Share Capital and Reserves (Details) - Schedule of outstanding share purchase warrants - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of outstanding share purchase warrants [Abstract]
Number Outstanding, Beginning Balance	4,486,130	2,692,622
Weighted Average Exercise Price, Beginning Balance	$ 6.83	$ 3.61
Number Outstanding, Exercised		(1,088,713)
Weighted Average Exercise Price, Exercised		$ 4.21
Number Outstanding, Expired	(2,015,008)	(492,461)
Weighted Average Exercise Price, Expired	$ 7.03	$ 4.21
Number Outstanding, Issued	4,965,625	3,374,682
Weighted Average Exercise Price, Issued	$ 1.92	$ 7.5
Number Outstanding, Ending Balance	7,436,747	4,486,130
Weighted Average Exercise Price, Ending Balance	$ 2.21	$ 6.83